Net Investment in Direct Financing Leases - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] CNY
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
Net investment in financing leases	$ 54,229	328,281	260,996	$ 53,125	321,602	215,910
Secure bank borrowings	$ 19,482	117,940	188,310